Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 15 - Income Taxes

As of June 30, 2025, and December 31, 2024, the Company has net operating loss “NOL” of approximately $22.9 million and $20.4 million, respectively. The Company has fully reserved its deferred tax assets of $44.9 million and $44.4 million as of June 30, 2025, and December 31, 2024, respectively. The NOL can be carried forward indefinitely but limited to offset 80% of taxable income.

Pursuant to Section 382 of the Internal Revenue Code, changes in the Company’s ownership may limit the amount of its NOL carryforwards that could be utilized annually to offset future taxable income, if any. This limitation would generally apply in the event of a cumulative change in ownership of the Company of more than 50% within a three-year period. The Company has not performed a NOL limitation study. All of the Company’s income tax returns are subject to examination by the taxing authorities.

The Company recognizes income tax benefits from uncertain tax positions where the realization of the ultimate benefit is uncertain. As of both December 31, 2024 and June 30, 2025, the Company has no unrecognized income tax benefits.

Note 18. Tax

The major components of income tax expense (benefit) for the years ended December 31, 2024 and December 31, 2023:

For year ended December 31,	2024	2023
Current income tax:
Current tax on profits	$30,665	$-
Deferred tax:
Deferred taxation - current year	$43,829,019	$(1,829,701)
Income tax expense (benefit)	$43,859,686	$(1,829,701)

A reconciliation follows between tax expense (benefit) and the product of accounting loss multiplied by the United States domestic tax rate for the years ended December 31, 2024 and December 31, 2023:

For year ended December 31,	2024	2023
Accounting loss before tax from continuing operations	$(4,459,789)	$(19,109,548)
Accounting loss before income tax	(4,459,789)	(19,109,548)
At federal statutory income tax rate of 21%	(936,555)	(4,013,005)
State income tax benefit, net of federal benefit	(8,418)	(253,649)
Permanent differences, net	583,678	2,207,439
Valuation allowance charges affecting the provision for income taxes	44,277,923	-
Other	(56,942)	229,514
Total	$43,859,686	$(1,829,701)

Deferred Tax Assets and Liabilities

As of December 31, 2024 and December 31, 2023, the significant component of the Company’s deferred tax assets and liabilities:

	December 31, 2024	December 31, 2023	Change
Deferred tax assets:
Loan loss reserve	$-	$340,982	$(340,982)
Capital loss carryover	70,627	72,914	(2,287)
Stock option expense	1,674,554	1,322,890	351,664
Deferred revenue	6,935	5,366	1,569
Property plant and equipment’s	23,992	20,866	3,126)
Transaction costs	942,062	1,014,922	(72,860)
Change in Forward Purchase Contract	8,155,953	8,155,953	-
Goodwill	28,404,108	30,631,880	(2,227,772)
NOL carryforward	5,030,672	3,210,838	1,819,834
Lease liabilities	214,125	246,716	(32,591)
Total deferred tax assets (A)	44,523,028	45,023,327	(500,299)
Deferred tax liabilities:
Right of use assets	(172,195)	(210,460)	38,265
Intangible assets	-	(910,934)	910,934
Total deferred tax liabilities (B)	(172,195)	(1,121,394)	949,199
Deferred tax assets (C=A-B)	44,350,833	43,901,933	448,900
Valuation allowance (D)	(44,350,833)	(72,914)	(44,277,919)
Deferred tax assets, net (C-D)	$-	$43,829,019	$(43,829,019)

 Reconciliation of deferred tax asset, net:

	Year on year change	December 31, 2023
Opening balance	$43,829,019	$51,593,302
Tax (expense)/ income during the period recognized in the statement of operations	(43,829,019)	1,829,701
Acquisitions	-	(9,593,985)
Closing balance	$-	$43,829,019

The Company offsets tax assets and liabilities only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority. The Company does not consider their deferred tax assets to be realizable and has established full valuation allowance during the year ending December 31, 2024. The Company has US federal tax loss carryovers totaling $20.4 million arising from 2020 through 2022 which have an unlimited carryover period. The Company has State of Colorado loss carryovers arising in 2022 of $21.4 million which begin to expire in 2042. The Company currently has no tax examinations in progress. The Company has open years for examination from Federal and State of Arkansas for the years ending December 31, 2020 and forward and from State of Colorado from December 31, 2021 and forward. The Company does not have any uncertain tax positions as of December 31, 2023.